Unaudited condensed consolidated interim balance sheet - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Intangible assets:
Goodwill	£ 8,296.8	£ 8,453.4
Other	1,500.9	1,451.9
Property, plant and equipment	942.7	1,000.7
Right-of-use assets	1,454.2	1,528.5
Interests in associates and joint ventures	248.1	305.1
Other investments	332.9	369.8
Deferred tax assets	287.8	322.1
Corporate income tax recoverable	102.4	74.1
Trade and other receivables	156.8	218.6
Non-current assets	13,322.6	13,724.2
Current assets
Corporate income tax recoverable	110.8	107.1
Trade and other receivables	11,058.1	12,499.7
Cash and short-term deposits	1,962.6	2,491.5
Current assets	13,131.5	15,098.3
Current liabilities
Trade and other payables	(13,155.8)	(15,834.9)
Corporate income tax payable	(324.1)	(422.0)
Short-term lease liabilities	(298.2)	(282.4)
Bank overdrafts, bonds and bank loans	(1,092.9)	(1,169.0)
Current liabilities	(14,871.0)	(17,708.3)
Net current liabilities	(1,739.5)	(2,610.0)
Total assets less current liabilities	11,583.1	11,114.2
Non-current liabilities
Bonds and bank loans	(4,338.0)	(3,801.8)
Trade and other payables	(517.4)	(490.9)
Deferred tax liabilities	(339.1)	(350.8)
Provisions for post-employment benefits	(133.8)	(137.5)
Provisions for liabilities and charges	(283.8)	(244.6)
Long-term lease liabilities	(1,905.9)	(1,928.2)
Non-current liabilities	(7,518.0)	(6,953.8)
Net assets	4,065.1	4,160.4
Equity
Called-up share capital	114.1	114.1
Share premium account	576.6	575.9
Other reserves	104.9	285.2
Own shares	(1,012.9)	(1,054.1)
Retained earnings	3,854.5	3,759.7
Equity shareholders’ funds	3,637.2	3,680.8
Non-controlling interests	427.9	479.6
Total equity	£ 4,065.1	£ 4,160.4